J.P. Morgan Mortgage Trust 2022-7 ABS-15G

Exhibit 99.19

Rating Agency Grades: 5/31/2022
Loan Information			Initial Credit Grades					Initial Compliance Grades					Initial Property Grades					Initial Overall Grades					Final Credit Grades					Final Compliance Grades					Final Property Grades					Final Overall Grades
Loan Number	Alternate Loan ID	Note Original Balance	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P	DBRS	KBRA	Fitch	Moody's	S&P
2021090095	303197028	$1,844,795.00	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3279000014	303452000	$1,218,473.00	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	D	D	D	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
3303000098	303451987	$2,560,000.00	C	C	C	C	C	C	C	C	C	C	A	A	A	A	A	C	C	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A